Taxes - Deferred tax detail not recognized (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes
Opening balance	$ 2,541,484	$ 2,682,881	$ 2,608,311
Deferred tax recognized in profit or loss	2,409,079	(842,447)	(723,576)
Increase due to business combination (Invercolsa)	(98,005)
Deferred tax recognized in other comprehensive income(a)	627,958	701,050	798,146
Closing balance	$ 5,480,516	$ 2,541,484	$ 2,682,881